UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
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Address:   320 Park Avenue
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           New York, New York 10022
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         Form 13F File Number:  28-04019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
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Title:     Manager of Eos General, L.L.C., its General Partner
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Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York        May 15, 2009
----------------------------   ------------------------  -----------------
    [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                  62
                                               -------------

Form 13F Information Table Value Total:             $57,165
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                                                 (thousands)


List of Other Included Managers:

NONE

                                               FORM 13F INFORMATION TABLE



         COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE OF                   VALUE       SHRS OR   SH/   PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER            CLASS         CUSIP       (X$1000)    PRN AMT   PRN   CALL   DISCRETION  MANAGER  SOLE  SHARED  NONE


ABBOTT LABS                  COM              002824100         477    10,000   SH            SOLE                10,000
ALLEGHENY ENERGY INC         COM              017361106       1,390    60,000   SH            SOLE                60,000
ALTRIA GROUP INC             COM              02209S103         561    35,000   SH            SOLE                35,000
AMERICAN ITALIAN PASTA CO    CL A             027070101       1,549    44,500   SH            SOLE                44,500
AMERISOURCEBERGEN CORP       COM              03073E105       1,731    53,000   SH            SOLE                53,000
BERKSHIRE HATHAWAY INC DEL   CL B             084670207       1,875       665   SH            SOLE                   665
BRINKS CO                    COM              109696104         926    35,000   SH            SOLE                35,000
BRINKS HOME SEC HLDGS INC    COM              109699108         226    10,000   SH            SOLE                10,000
CARRIZO OIL & CO INC         COM              144577103         400    45,000   SH            SOLE                45,000
CHART INDS INC               COM PAR $0.01    16115Q308         197    25,000   SH            SOLE                25,000
CISCO SYS INC                COM              17275R102         419    25,000   SH            SOLE                25,000
CLEVELAND BIOLABS INC        COM              185860103         179    70,027   SH            SOLE                70,027
COCA COLA CO                 COM              191216100       1,099    25,000   SH            SOLE                25,000
COMCAST CORP NEW             CL A SPL         20030N200         843    65,530   SH            SOLE                65,530
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407         448    35,000   SH            SOLE                35,000
COVIDIEN LTD                 COM              G2552X108         573    17,250   SH            SOLE                17,250
DIRECTV GROUP INC            COM              25459L106       1,538    67,500   SH            SOLE                67,500
DISCOVER FINL SVCS           COM              254709108         316    50,000   SH            SOLE                50,000
DST SYS INC DEL              COM              233326107         346    10,000   SH            SOLE                10,000
E M C CORP MASS              COM              268648102         912    80,000   SH            SOLE                80,000
ENTERGY CORP NEW             COM              29364G103       1,872    27,500   SH            SOLE                27,500
EXTERRAN HLDGS INC           COM              30225X103       1,242    77,500   SH            SOLE                77,500
FRESENIUS MED CARE AG&CO KGA SPONSORED ADR    358029106       1,645    42,500   SH            SOLE                42,500
GENERAL ELECTRIC CO          COM              369604103         253    25,000   SH            SOLE                25,000
GYMBOREE CORP                COM              403777105         214    10,000   SH            SOLE                10,000
HARRIS CORP DEL              COM              413875105         651    22,500   SH            SOLE                22,500
HECKMANN CORP                COM              422680108         836   173,450   SH            SOLE               173,450
HECKMANN CORP                *W EXP 11/09/201 422680116         494   650,000   SH            SOLE               650,000
HENRY JACK & ASSOC INC       COM              426281101       1,142    70,000   SH            SOLE                70,000
HUMANA INC                   COM              444859102         587    22,500   SH            SOLE                22,500
JACK IN THE BOX INC          COM              466367109         349    15,000   SH            SOLE                15,000
JOHNSON & JOHNSON            COM              478160104       2,130    40,500   SH            SOLE                40,500
JPMORGAN CHASE & CO          COM              46625H100         691    26,000   SH            SOLE                26,000
KING PHARMACEUTICALS INC     COM              495582108         247    35,000   SH            SOLE                35,000
MAIDEN HOLDINGS LTD          SHS              G5753U112         491   109,801   SH            SOLE               109,801
MCDONALDS CORP               COM              580135101       3,274    60,000   SH            SOLE                60,000
MCKESSON CORP                COM              58155Q103       2,113    60,300   SH            SOLE                60,300
MI DEVS INC                  CL A SUB VTG     55304X104          61    10,000   SH            SOLE                10,000
MONSANTO CO NEW              COM              61166W101       1,247    15,000   SH            SOLE                15,000
MORGAN STANLEY               COM NEW          617446448         342    15,000   SH            SOLE                15,000
NEWS CORP                    CL B             65248E203         154    20,000   SH            SOLE                20,000
NIKE INC                     CL B             654106103       1,641    35,000   SH            SOLE                35,000
OMNICARE INC                 COM              681904108       1,837    75,000   SH            SOLE                75,000
PEABODY ENERGY CORP          COM              704549104         501    20,000   SH            SOLE                20,000
PHILIP MORRIS INTL INC       COM              718172109       3,202    90,000   SH            SOLE                90,000
PROCTER & GAMBLE CO          COM              742718109       1,648    35,000   SH            SOLE                35,000
PROSHARES TR                 PSHS ULTRA FINL  74347R743         261   100,000   SH            SOLE               100,000
QUEST DIAGNOSTICS INC        COM              74834L100       1,472    31,000   SH            SOLE                31,000
REPUBLIC AWYS HLDGS INC      COM              760276105          71    11,000   SH            SOLE                11,000
SAIC INC                     COM              78390X101         467    25,000   SH            SOLE                25,000
SLM CORP                     COM              78442P106         223    45,000   SH            SOLE                45,000
STREAM GLOBAL SVCS INC       *W EXP 10/17/201 86323M118          40   330,100   SH            SOLE               330,100
SUNPOWER CORP                COM CL B         867652307         495    25,000   SH            SOLE                25,000
TIME WARNER CABLE INC        COM              88732J207         228     9,183   SH            SOLE                 9,183
TIME WARNER INC              COM              887317105         965    50,000   SH            SOLE                50,000
VISA INC                     COM CL A         92826C839         834    15,000   SH            SOLE                15,000
WAL MART STORES INC          COM              931142103       2,084    40,000   SH            SOLE                40,000
WALGREEN CO                  COM              931422109         260    10,000   SH            SOLE                10,000
WELLPOINT INC                COM              94973V107       1,139    30,000   SH            SOLE                30,000
WYETH                        COM              983024100       2,798    65,000   SH            SOLE                65,000
XTO ENERGY INC               COM              98385X106         658    21,500   SH            SOLE                21,500
YAMANA GOLD INC              COM              98462Y100         301    32,500   SH            SOLE                32,500
